Dividend and earnings/(loss) per share (Details) shares in Millions, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	May 31, 2021 SFr / shares	May 31, 2021 USD ($)	Jun. 30, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Earnings per share [abstract]
Dividends (in CHF per share) | SFr / shares	SFr 0.10
Dividends | $		$ 54
Number of shares outstanding			490.0		490.0
Number of shares vested					0.8
Weighted average number of shares outstanding - basic (in shares)			490.0	489.0	489.9	488.8
Weighted average number of shares outstanding - diluted (in shares)			493.2	489.0	492.8	488.8
Potentially dilutive shares			3.2		2.9
Number of anti-dilutive shares				2.5		2.6